Schedule of Investments (unaudited) November 30, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Arconic Inc.	43,702	$1,353,014
HEICO Corp., Class A	13,346	1,340,472
Huntington Ingalls Industries Inc.	9,537	2,400,177
L3Harris Technologies Inc.	21,586	4,340,729
Raytheon Co.	31,774	6,908,303
Spirit AeroSystems Holdings Inc., Class A	14,879	1,294,324
Teledyne Technologies Inc.(a)	5,214	1,783,136
TransDigm Group Inc.	2,620	1,485,802
United Technologies Corp.	62,303	9,242,027

		30,147,984

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	17,803	1,368,160
Expeditors International of Washington Inc.	57,935	4,331,221
United Parcel Service Inc., Class B	36,715	4,395,887

		10,095,268

Airlines — 0.1%
Delta Air Lines Inc.	23,520	1,347,931

Auto Components — 0.2%
Aptiv PLC	21,704	2,037,572

Automobiles — 0.2%
Tesla Inc.(a)(b)	7,908	2,609,166

Banks — 4.6%
Bank of America Corp.	427,041	14,229,006
BB&T Corp.	41,884	2,291,892
Citigroup Inc.	105,323	7,911,864
Citizens Financial Group Inc.	35,452	1,363,484
Comerica Inc.	36,051	2,538,351
JPMorgan Chase & Co.	141,972	18,706,231
KeyCorp.	200,797	3,893,454
PNC Financial Services Group Inc. (The)	38,467	5,893,529
SVB Financial Group(a)	5,722	1,325,959
U.S. Bancorp	32,465	1,948,874
Zions Bancorp. N.A.	48,446	2,411,642

		62,514,286

Beverages — 2.0%
Coca-Cola Co. (The)	224,283	11,976,712
Molson Coors Brewing Co., Class B	35,693	1,801,783
PepsiCo Inc.	100,739	13,683,378

		27,461,873

Biotechnology — 2.4%
AbbVie Inc.	81,608	7,159,470
Amgen Inc.	39,806	9,343,264
Biogen Inc.(a)	11,664	3,496,984
Gilead Sciences Inc.	110,559	7,433,987
Vertex Pharmaceuticals Inc.(a)	20,483	4,542,105

		31,975,810

Building Products — 0.9%
Allegion PLC	12,599	1,512,258
Fortune Brands Home & Security Inc.	21,103	1,334,976
Johnson Controls International PLC	146,399	6,270,269
Lennox International Inc.	5,214	1,334,002
Owens Corning	20,520	1,376,071

		11,827,576

Capital Markets — 3.6%
Ameriprise Financial Inc.	8,367	1,371,100

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	78,348	$3,836,702
BlackRock Inc.(c)	12,516	6,194,294
Charles Schwab Corp. (The)	36,269	1,795,315
CME Group Inc.	14,841	3,008,716
FactSet Research Systems Inc.	7,786	2,021,635
Franklin Resources Inc.	48,886	1,343,876
Goldman Sachs Group Inc. (The)	16,635	3,682,157
Intercontinental Exchange Inc.	31,007	2,919,929
Invesco Ltd.	80,170	1,407,785
Moody’s Corp.	12,839	2,910,216
Morgan Stanley	77,927	3,855,828
Northern Trust Corp.	35,587	3,816,350
S&P Global Inc.	16,975	4,492,434
State Street Corp.	43,988	3,303,499
T Rowe Price Group Inc.	27,255	3,367,628

		49,327,464

Chemicals — 2.3%
Air Products & Chemicals Inc.	5,544	1,310,213
Axalta Coating Systems Ltd.(a)	80,109	2,280,703
Corteva Inc.(a)	50,398	1,311,356
Dow Inc.(a)	34,780	1,856,209
DuPont de Nemours Inc.	35,642	2,309,958
Ecolab Inc.	44,515	8,309,615
International Flavors & Fragrances Inc.	14,687	2,074,245
Linde PLC	24,778	5,109,471
Mosaic Co. (The)	83,313	1,587,113
PPG Industries Inc.	17,571	2,263,848
Sherwin-Williams Co. (The)	3,487	2,033,374

		30,446,105

Commercial Services & Supplies — 0.1%
Copart Inc.(a)	15,517	1,381,013

Communications Equipment — 1.0%
Cisco Systems Inc.	231,686	10,497,693
Motorola Solutions Inc.	15,427	2,580,937

		13,078,630

Consumer Finance — 0.8%
Ally Financial Inc.	85,421	2,719,805
American Express Co.	69,102	8,300,532

		11,020,337

Containers & Packaging — 0.4%
Amcor PLC(a)	303,040	3,109,190
Ball Corp.	33,668	2,224,108

		5,333,298

Diversified Financial Services — 0.9%
AXA Equitable Holdings Inc.	56,675	1,402,140
Berkshire Hathaway Inc., Class B(a)	43,433	9,568,290
Voya Financial Inc.	24,690	1,438,933

		12,409,363

Diversified Telecommunication Services — 1.8%
AT&T Inc.	314,797	11,767,112
CenturyLink Inc.	89,591	1,298,174
Verizon Communications Inc.	194,047	11,689,391

		24,754,677

Electric Utilities — 2.4%
American Electric Power Co. Inc.	17,430	1,592,231
Edison International	18,955	1,309,791
Entergy Corp.	11,212	1,304,965

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	34,866	$2,881,326
Exelon Corp.	95,100	4,222,440
NextEra Energy Inc.	52,211	12,207,976
Southern Co. (The)	75,072	4,653,713
Xcel Energy Inc.	60,707	3,732,873

		31,905,315

Electrical Equipment — 0.1%
Rockwell Automation Inc.	6,708	1,313,695

Electronic Equipment, Instruments & Components — 0.8%
Corning Inc.	46,000	1,335,840
FLIR Systems Inc.	25,030	1,340,607
Keysight Technologies Inc.(a)	21,171	2,265,932
TE Connectivity Ltd.	30,756	2,851,389
Trimble Inc.(a)(b)	52,528	2,128,960
Zebra Technologies Corp., Class A(a)	5,561	1,395,477

		11,318,205

Energy Equipment & Services — 0.5%
Baker Hughes Co.	121,558	2,725,331
National Oilwell Varco Inc.	60,304	1,359,855
Schlumberger Ltd.	38,960	1,410,352
TechnipFMC PLC	67,681	1,275,110

		6,770,648

Entertainment — 1.7%
Activision Blizzard Inc.	28,671	1,572,031
Netflix Inc.(a)	18,622	5,859,598
Roku Inc.(a)	8,954	1,435,953
Walt Disney Co. (The)	90,384	13,700,407

		22,567,989

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	25,118	5,376,006
Boston Properties Inc.	17,438	2,415,860
Equinix Inc.	7,037	3,988,923
Equity Residential	15,593	1,326,964
Healthpeak Properties Inc.	128,266	4,473,918
Host Hotels & Resorts Inc.	78,040	1,364,920
Iron Mountain Inc.	62,961	2,022,307
Liberty Property Trust	56,123	3,458,299
Prologis Inc.	55,915	5,119,018
Regency Centers Corp.	28,363	1,844,730
SBA Communications Corp.	6,327	1,496,146
UDR Inc.	36,520	1,754,786
Ventas Inc.	22,733	1,325,561
Welltower Inc.	27,298	2,308,592
Weyerhaeuser Co.	66,868	1,973,275

		40,249,305

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	17,595	5,275,157
Kroger Co. (The)	67,755	1,852,422
Sysco Corp.	29,193	2,351,496
Walgreens Boots Alliance Inc.	29,467	1,756,233

		11,235,308

Food Products — 2.0%
Archer-Daniels-Midland Co.	37,426	1,606,698
Bunge Ltd.	52,833	2,820,226
Campbell Soup Co.	30,974	1,442,459
Conagra Brands Inc.	46,764	1,350,077
General Mills Inc.	66,254	3,532,663
Hershey Co. (The)	9,026	1,337,292

Security	Shares	Value

Food Products (continued)
Hormel Foods Corp.	31,543	$1,404,610
Ingredion Inc.	15,852	1,318,411
Kellogg Co.	52,150	3,396,008
Kraft Heinz Co. (The)	43,039	1,312,689
Lamb Weston Holdings Inc.	16,435	1,380,211
McCormick & Co. Inc./MD, NVS	15,377	2,602,557
Mondelez International Inc., Class A	67,714	3,557,694

		27,061,595

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	45,084	3,852,428
ABIOMED Inc.(a)	5,976	1,172,372
Align Technology Inc.(a)	5,125	1,421,367
Becton Dickinson and Co.	14,006	3,620,551
Cooper Companies Inc. (The)	4,440	1,390,120
Danaher Corp.	11,194	1,634,100
Dentsply Sirona Inc.	28,697	1,622,528
DexCom Inc.(a)	6,573	1,494,109
Edwards Lifesciences Corp.(a)	16,486	4,038,081
IDEXX Laboratories Inc.(a)	13,557	3,410,670
Intuitive Surgical Inc.(a)(b)	2,400	1,422,960
Medtronic PLC	49,699	5,535,972
ResMed Inc.	25,804	3,860,278
Steris PLC	9,767	1,476,184
West Pharmaceutical Services Inc.	15,195	2,234,121

		38,185,841

Health Care Providers & Services — 3.0%
Anthem Inc.	9,775	2,821,652
Cardinal Health Inc.	36,716	2,020,481
Centene Corp.(a)(b)	24,367	1,473,472
Cigna Corp.(a)	26,924	5,382,646
CVS Health Corp.	71,194	5,358,772
HCA Healthcare Inc.	15,973	2,214,816
Henry Schein Inc.(a)	46,303	3,190,277
Humana Inc.	6,336	2,162,033
Laboratory Corp. of America Holdings(a)	7,864	1,354,889
Quest Diagnostics Inc.	28,027	2,986,277
UnitedHealth Group Inc.	42,733	11,959,685

		40,925,000

Health Care Technology — 0.1%
Cerner Corp.	19,833	1,419,844

Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill Inc.(a)	1,776	1,445,522
Darden Restaurants Inc.	11,742	1,390,722
McDonald’s Corp.	32,329	6,287,344
MGM Resorts International	42,805	1,367,620
Royal Caribbean Cruises Ltd.	11,552	1,386,471
Starbucks Corp.	59,543	5,086,758
Vail Resorts Inc.	6,483	1,573,230

		18,537,667

Household Durables — 0.3%
Garmin Ltd.	13,651	1,333,566
Mohawk Industries Inc.(a)	9,306	1,296,977
Newell Brands Inc.	66,770	1,283,320

		3,913,863

Household Products — 2.1%
Clorox Co. (The)	14,432	2,139,255
Colgate-Palmolive Co.	68,068	4,616,372
Kimberly-Clark Corp.	30,836	4,204,180

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	137,381	$16,768,725

		27,728,532

Industrial Conglomerates — 1.9%
3M Co.	54,796	9,302,717
General Electric Co.	470,747	5,305,319
Honeywell International Inc.	56,124	10,020,940
Roper Technologies Inc.	4,334	1,561,843

		26,190,819

Insurance — 2.2%
Allstate Corp. (The)	28,713	3,197,192
American International Group Inc.	36,564	1,925,460
Arthur J Gallagher & Co.	14,311	1,334,787
Chubb Ltd.	20,072	3,040,507
Lincoln National Corp.	22,625	1,336,006
Marsh & McLennan Companies Inc.	49,937	5,396,692
Principal Financial Group Inc.	24,376	1,343,118
Progressive Corp. (The)	26,003	1,899,519
Prudential Financial Inc.	48,447	4,535,608
Travelers Companies Inc. (The)	35,231	4,816,782
Willis Towers Watson PLC	7,009	1,376,848

		30,202,519

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	13,025	16,985,772
Alphabet Inc., Class C, NVS(a)	18,515	24,161,334
Facebook Inc., Class A(a)	115,323	23,253,730
Twitter Inc.(a)	45,959	1,420,593

		65,821,429

Internet & Direct Marketing Retail — 3.1%
Amazon.com Inc.(a)	19,707	35,488,366
Booking Holdings Inc.(a)	1,949	3,710,954
eBay Inc.	39,698	1,410,073
MercadoLibre Inc.(a)	2,913	1,691,230

		42,300,623

IT Services — 5.4%
Accenture PLC, Class A	59,021	11,872,664
Automatic Data Processing Inc.	27,584	4,710,795
Cognizant Technology Solutions Corp., Class A	26,623	1,706,801
Fidelity National Information Services Inc.	9,822	1,356,909
Fiserv Inc.(a)	17,344	2,016,067
International Business Machines Corp.	61,336	8,246,625
Leidos Holdings Inc.	18,269	1,659,556
Mastercard Inc., Class A	44,998	13,149,766
Okta Inc.(a)	11,463	1,487,668
PayPal Holdings Inc.(a)	56,071	6,056,229
Square Inc., Class A(a)	21,117	1,459,607
Twilio Inc., Class A(a)(b)	13,541	1,398,514
Visa Inc., Class A	90,048	16,614,756
Western Union Co. (The)	64,454	1,732,524

		73,468,481

Leisure Products — 0.1%
Hasbro Inc.	15,402	1,566,383

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	51,664	4,172,901
Illumina Inc.(a)	4,457	1,429,627
IQVIA Holdings Inc.(a)	11,255	1,643,005
Mettler-Toledo International Inc.(a)	3,162	2,274,774
Thermo Fisher Scientific Inc.	14,306	4,491,369

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	7,751	$1,721,265

		15,732,941

Machinery — 2.0%
Caterpillar Inc.	32,114	4,647,859
Cummins Inc.	28,598	5,229,430
Deere & Co.	18,761	3,152,786
Flowserve Corp.	27,378	1,333,309
IDEX Corp.	8,166	1,328,935
Illinois Tool Works Inc.	16,297	2,841,056
Ingersoll-Rand PLC	30,237	3,964,373
Parker-Hannifin Corp.	8,211	1,632,265
Xylem Inc./NY	40,043	3,103,733

		27,233,746

Media — 1.4%
Charter Communications Inc., Class A(a)	5,954	2,798,440
Comcast Corp., Class A	209,430	9,246,334
Discovery Inc., Class A(a)	44,172	1,455,026
Liberty Global PLC, Class A(a)	58,001	1,307,923
Liberty Global PLC, Class C, NVS(a)	61,179	1,315,348
Omnicom Group Inc.	19,108	1,518,704
Sirius XM Holdings Inc.	190,796	1,331,756

		18,973,531

Metals & Mining — 0.3%
Newmont Goldcorp Corp.	59,798	2,296,243
Nucor Corp.	24,437	1,377,270

		3,673,513

Multi-Utilities — 1.3%
CMS Energy Corp.	71,262	4,368,361
Consolidated Edison Inc.	40,444	3,514,179
Dominion Energy Inc.	50,538	4,200,213
Public Service Enterprise Group Inc.	26,986	1,600,540
Sempra Energy	28,664	4,221,347

		17,904,640

Multiline Retail — 0.4%
Nordstrom Inc.	35,293	1,347,134
Target Corp.	31,043	3,880,685

		5,227,819

Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy Inc.(a)	24,144	1,461,678
Chevron Corp.	91,044	10,663,984
ConocoPhillips	122,372	7,334,978
Exxon Mobil Corp.	183,094	12,474,194
Hess Corp.	37,767	2,344,953
Kinder Morgan Inc./DE	65,886	1,292,024
Marathon Oil Corp.	111,882	1,303,425
Marathon Petroleum Corp.	27,216	1,650,378
Occidental Petroleum Corp.	35,322	1,362,370
ONEOK Inc.	47,192	3,352,992
Phillips 66	22,925	2,629,956
Valero Energy Corp.	15,015	1,433,782

		47,304,714

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	8,019	1,567,474

Pharmaceuticals — 4.4%
Allergan PLC	11,963	2,212,437
Bristol-Myers Squibb Co.	133,682	7,611,853
Eli Lilly & Co.	52,714	6,185,988

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)	9,943	$1,502,586
Johnson & Johnson	133,114	18,301,844
Merck & Co. Inc.	137,730	12,007,301
Pfizer Inc.	211,630	8,151,988
Zoetis Inc.	31,378	3,781,677

		59,755,674

Professional Services — 0.6%
IHS Markit Ltd.(a)	74,806	5,434,656
Nielsen Holdings PLC	64,299	1,257,045
Robert Half International Inc.	26,493	1,541,893

		8,233,594

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(b)	58,936	3,360,531
Jones Lang LaSalle Inc.(b)	8,228	1,368,563

		4,729,094

Road & Rail — 1.1%
AMERCO	3,530	1,278,637
CSX Corp.	47,766	3,417,180
Kansas City Southern	15,963	2,433,080
Norfolk Southern Corp.	17,784	3,441,204
Union Pacific Corp.	27,069	4,763,873

		15,333,974

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)	46,317	1,813,311
Analog Devices Inc.	15,225	1,719,664
Applied Materials Inc.	70,042	4,055,432
Broadcom Inc.	13,732	4,342,196
Intel Corp.	222,584	12,921,001
Lam Research Corp.	8,381	2,236,302
Marvell Technology Group Ltd.	49,327	1,300,753
Maxim Integrated Products Inc.	23,061	1,306,867
Micron Technology Inc.(a)	38,067	1,808,563
NVIDIA Corp.	33,849	7,336,432
QUALCOMM Inc.	46,918	3,919,999
Skyworks Solutions Inc.	13,373	1,314,566
Texas Instruments Inc.	65,039	7,818,338
Xilinx Inc.	14,276	1,324,527

		53,217,951

Software — 8.0%
Adobe Inc.(a)	31,245	9,671,265
Autodesk Inc.(a)	15,830	2,863,647
Cadence Design Systems Inc.(a)	20,903	1,468,436
Citrix Systems Inc.	12,900	1,455,249
Intuit Inc.	18,217	4,716,199
Microsoft Corp.	401,805	60,825,241
NortonLifeLock Inc.	53,860	1,341,114
Oracle Corp.	84,076	4,720,027
Paycom Software Inc.(a)	5,723	1,584,184
PTC Inc.(a)	18,081	1,385,004
salesforce.com Inc.(a)	63,235	10,300,349
ServiceNow Inc.(a)	9,794	2,772,094
Splunk Inc.(a)	11,289	1,684,544
VMware Inc., Class A	8,026	1,249,006

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)(b)	9,086	$1,627,484

		107,663,843

Specialty Retail — 2.4%
Best Buy Co. Inc.	46,919	3,783,548
Gap Inc. (The)	82,217	1,365,624
Home Depot Inc. (The)	70,511	15,548,381
Lowe’s Companies Inc.	39,030	4,578,609
Tiffany & Co.	24,047	3,217,488
TJX Companies Inc. (The)	50,098	3,062,491
Tractor Supply Co.	13,631	1,287,312

		32,843,453

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	222,288	59,406,468
Hewlett Packard Enterprise Co.	141,391	2,238,220
HP Inc.	97,701	1,961,836
Xerox Holdings Corp.(a)	34,171	1,330,277

		64,936,801

Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	87,321	1,315,927
NIKE Inc., Class B	66,768	6,242,140
PVH Corp.	15,785	1,530,514
VF Corp.	30,115	2,666,382

		11,754,963

Trading Companies & Distributors — 0.2%
Fastenal Co.	36,809	1,307,456
WW Grainger Inc.	5,316	1,684,906

		2,992,362

Total Common Stocks — 99.8% (Cost: $1,263,065,591)		1,349,531,501

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	11,391,606	11,396,163
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	2,264,000	2,264,000

		13,660,163

Total Short-Term Investments — 1.0% (Cost: $13,660,799)		13,660,163

Total Investments in Securities — 100.8% (Cost: $1,276,726,390)		1,363,191,664

Other Assets, Less Liabilities — (0.8)%		(10,312,166)

Net Assets — 100.0%		$1,352,879,498

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,160,849	10,230,757	(a)	—	11,391,606	$11,396,163	$4,958	(b)	$—	$(745)
BlackRock Cash Funds: Treasury, SL Agency Shares	775,000	1,489,000	(a)	—	2,264,000	2,264,000	7,706		—	—
BlackRock Inc.	3,162	11,226		(1,872)	12,516	6,194,294	17,167		24,034	837,855

						$19,854,457	$29,831		$24,034	$837,110

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	18	12/20/19	$2,829	$90,774

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,349,531,501	$—	$—	$1,349,531,501
Money Market Funds	13,660,163	—	—	13,660,163

	$1,363,191,664	$—	$—	$1,363,191,664

Derivative financial instruments(a)
Assets
Futures Contracts	$90,774	$—	$—	$90,774

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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